Schedule of hire purchase liabilities (Details) - Alps Life Science Inc [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total outstanding		$ 7,384
Less: Interest-in-suspense		(124)
Principal outstanding		7,260
Less: Amount due within 12 months (shown under current liabilities)		(7,260)
Hire purchase liabilities Total